Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Operating Activities:
Net Loss	$ (2,088,425)	$ (1,231,491)	$ (3,060,087)	$ (2,026,766)	$ (1,932,194)	$ (2,975,857)	$ (1,932,194)
Adjustments to reconcile net loss to net cash used in operating activities:
Software amortization			134,839		57,516	235,740
Preferred stock issued for services					500
Common stock issued for services			50,000		26,000
Contributed tangible software			518,853		(758,316)	257,333
Change in assets and liabilities:
Stock payable for services			(50,000)	129,410	50,000
Accounts receivable					(11,815)	11,815
Prepaid expenses					(148,436)	148,436
Accounts payable			(199,179)	146,351	50,000	205,681
Financial Receivables			(380,699)
Other Liabilities
Other Receivables			(179,298)	148,436
Accrued interests			(2,823)	(740)	740	2,083
Net cash used in operating activities			(3,168,394)	(1,603,309)	(2,666,005)	(2,114,769)
Investing Activities:
Capitalized software			(19,469)	(199,387)	(981,523)	(347,645)
Net cash used in investing activities			(19,469)	(199,387)	(981,523)	(347,645)
Financing Activities:
Common stock issued for cash and adjustment shares			999,954		2,905,000	325,000
Paid-in-capital for related party contribution					758,316
Increase in paid-in-capital due to note conversion						1,819,232
Discount on note conversion			1,198,677	630,819
Purchased Debt			(25,705)
Convertible note settled			1,525,267	1,158,250
Loan From Shareholders
Proceeds from related party loans			(10,545)	(233,600)	300,000	13,405
Net cash provided by financing activities			3,687,648	1,555,469	3,963,316	2,157,637
Net increase (decrease) in cash			499,785	(247,227)	315,788	(304,777)
Cash at beginning of the period			11,012	315,788		315,788
Cash at end of the period	$ 510,797	$ 68,561	510,797	68,561	315,788	11,012	$ 315,788
Cash paid for income taxes
Cash paid for interest
Non – Cash Investing and financing activities:
Common stock issued for note conversion			$ 2,700,299	$ 1,789,069
Common Stock Issued for note conversion					$ 500,000	$ 1,819,232